Financial risk management objectives and policies - Additional Information (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended							12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Nov. 30, 2024 GBP (£)	Nov. 30, 2024 USD ($)	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 GBP (£)
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents | £	£ 2,638							£ 2,638	£ 2,218						£ 2,492
Borrowings | £	£ 4,328							£ 4,328	£ 4,721
Percentage of trade receivables								6.50%	6.30%
Weighted average growth rate	21.50%							21.50%	14.30%	21.50%	21.50%		14.30%	14.30%
Risk adjusted discount rate	4.90%							4.90%	6.30%	4.90%	4.90%		6.30%	6.30%
US Revolving Credit Facilities March 2026
Disclosure of detailed information about borrowings [line items]
Borrowings term								5 years
Notional amount of hedged items	£ 2,500							£ 2,500		$ 2,500
Number of extensions	2							2		2	2
Extension option term								2 years
US Revolving Credit Facilities March 2026 | Refinanced Debt
Disclosure of detailed information about borrowings [line items]
Notional amount of hedged items | £									£ 2,500
US Revolving Credit Facilities March 2026, Extension 1
Disclosure of detailed information about borrowings [line items]
Extension option term								1 year
Euro Bonds Due September 2029
Disclosure of detailed information about borrowings [line items]
Notional amount of hedged items | €							€ 600				€ 351
Borrowings repurchased | €											249
Eurobonds Due September 2033
Disclosure of detailed information about borrowings [line items]
Notional amount of hedged items | €							650				500
Borrowings repurchased | €											150
Eurobonds Due May 2028
Disclosure of detailed information about borrowings [line items]
Notional amount of hedged items | €											550
Borrowings repurchased | €											€ 200
USD Bonds Due September 2024
Disclosure of detailed information about borrowings [line items]
Notional amount of hedged items | $												$ 750
Cross Currency Swaps Due May 2028 | Net investment hedges of foreign currency risk
Disclosure of detailed information about borrowings [line items]
Notional amount of hedging instruments | $										595
Cross Currency Swaps Due May 2028 | Cash Flow Hedges
Disclosure of detailed information about borrowings [line items]
Notional amount of hedging instruments | €											550
Cross Currency Swaps Due September 2029 | Net investment hedges of foreign currency risk
Disclosure of detailed information about borrowings [line items]
Notional amount of hedging instruments | $										377
Cross Currency Swaps Due September 2029 | Cash Flow Hedges
Disclosure of detailed information about borrowings [line items]
Notional amount of hedging instruments | €											350
93 USD Million Bond | Net investment hedges of foreign currency risk
Disclosure of detailed information about borrowings [line items]
Notional amount of hedging instruments | $										93
220 USD Million Bond | Net investment hedges of foreign currency risk
Disclosure of detailed information about borrowings [line items]
Notional amount of hedging instruments | $										220
Cross Currency Interest Rate Swaps Due September 2033 | Fair value hedges of foreign currency and interest rate risk
Disclosure of detailed information about borrowings [line items]
Notional amount of hedging instruments | €											500
Cross Currency Swaps Due March 2025 | Cash Flow Hedges
Disclosure of detailed information about borrowings [line items]
Notional amount of hedging instruments | €											500
Interest Rate Swaps Due March 2025 | Cash Flow Hedges
Disclosure of detailed information about borrowings [line items]
Notional amount of hedging instruments | £	428							428
Bottom of Range | Earnout agreements for acquisitions completed in the current year
Disclosure of detailed information about borrowings [line items]
Potential undiscounted amount of future payments | £	£ 0							£ 0	0
Bottom of Range | All earn-out agreements
Disclosure of detailed information about borrowings [line items]
Potential undiscounted amount of future payments | £	0							0	0
Top of Range | Earnout agreements for acquisitions completed in the current year
Disclosure of detailed information about borrowings [line items]
Potential undiscounted amount of future payments | £	51							51	326
Top of Range | All earn-out agreements
Disclosure of detailed information about borrowings [line items]
Potential undiscounted amount of future payments | £	£ 594							£ 594	753
Currency risk | Cash Flow Hedges
Disclosure of detailed information about borrowings [line items]
Hedge ratio	1							1		1	1
Interest rate risk
Disclosure of detailed information about borrowings [line items]
Percentage increase in market interest rate								1.00%
Potential amount of change due to an increase or decrease in risk | £	£ (13)							£ (13)	19
Percentage decrease in market interest rate								1.00%
US dollar borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings | $										$ 1,284			$ 1,874
US dollar borrowings | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Percentage of debt								100.00%
US dollar borrowings | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings | $										$ 1,683			$ 2,511
Sterling Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings | £	1,501							£ 1,501	1,094
Sterling Borrowings | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings | £	£ 1,900							£ 1,900	£ 1,173
Sterling Borrowings | Currency risk
Disclosure of detailed information about borrowings [line items]
Percentage weakening of sterling against major currencies	10.00%							10.00%		10.00%	10.00%
Percentage increase of sterling against major currencies	10.00%							10.00%		10.00%	10.00%
Euro Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings | €											€ 2,101			€ 2,100
Euro Borrowings | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings | €											€ 2,100			€ 2,321
Contracts Due In September 2029
Disclosure of detailed information about borrowings [line items]
Receipts			€ 250	£ 300			600
Payments	£ 214				$ 377	£ 513
Contracts Due In September 2033
Disclosure of detailed information about borrowings [line items]
Receipts | €			150				€ 650
Payments | £	128					556
Interest Rate Swap Contracts Due In March 2025
Disclosure of detailed information about borrowings [line items]
Receipts | £	£ 128					£ 556
Contracts Due In May 2028
Disclosure of detailed information about borrowings [line items]
Receipts | €			€ 200
Payments | $		$ 216
Foreign Exchange Contracts | Cash Flow Hedges
Disclosure of detailed information about borrowings [line items]
Notional amount of hedging instruments | £	63							63